Income Tax (Details) $ in Millions	1 Months Ended
Mar. 31, 2018 HKD ($)
Income Taxe [Line Items]
Profits tax amount (in Dollars)	$ 2.0
Total assessable profits	8.25%
Remaining assessable profits	16.50%
Profits tax rate	16.50%
HONG KONG
Income Taxe [Line Items]
Profits tax amount (in Dollars)	$ 2.0